Financial Instruments - Interest bearing loans and borrowings (Details) € in Millions, $ in Millions		2 Months Ended	6 Months Ended		84 Months Ended
	Nov. 10, 2025 EUR (€)	Dec. 31, 2025 EUR (€)	Jun. 30, 2026 EUR (€)	Jun. 30, 2026 USD ($)	Nov. 10, 2032 EUR (€)	Jul. 30, 2026 EUR (€)	Jun. 30, 2026 USD ($)	Nov. 10, 2025 USD ($)
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Discount on issuance of debt	€ 3.5
Borrowing costs capitalised					€ 1.2
Loans and borrowings		€ 2,258.6	€ 2,278.3
Net loss on refinancing	€ 75.9
Financial assets at fair value through profit or loss, category [member]
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Non-cash loss recognized in relation to cross currency interest rate swaps		€ 5.6
Twenty Twenty-Eight Fixed Rate Senior Secured Notes
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Interest rate			2.50%			5.25%	2.50%
Twenty Twenty-Eight Fixed Rate Senior Secured Notes | Gross carrying amount [member]
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Loans and borrowings			€ 800.0			€ 800.0
Senior USD Debt
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Notional amount			542.8				$ 620.0	$ 679.1
Interest rate	2.50%							2.50%
Repayments of non-current borrowings			€ 5.4	$ 6.2
Repayments Of Non-current Borrowings - percentage of original issued notional			100.00%				100.00%
Senior EURO Debt
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Notional amount	€ 553.2
Interest rate	2.50%							2.50%
Senior Eur Debt
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Notional amount			€ 880.0
Interest rate			2.50%				2.50%
Senior EUR Debt
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Notional amount	€ 130.0		€ 880.0
Interest rate		2.75%
Loans and Borrowings
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value		€ 2,201.1	2,169.4
Carrying value		2,201.9	2,217.4
Loans and Borrowings | Deferred borrowing costs
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value		0.0	0.0
Carrying value		(6.2)	(5.5)
Loans and Borrowings | Senior EUR/USD loans
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Carrying value		1,408.0	1,422.8
Loans and Borrowings | Senior EUR/USD loans | Level 2
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value		1,417.0	1,398.8
Loans and Borrowings | Other borrowings [Domain]
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value		0.1	0.1
Carrying value		0.1	0.1
Loans and Borrowings | Twenty Twenty-Eight Fixed Rate Senior Secured Notes
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Carrying value		800.0	800.0
Loans and Borrowings | Twenty Twenty-Eight Fixed Rate Senior Secured Notes | Level 1
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value		€ 784.0	€ 770.5